Summary of Organization and Significant Accounting Policies - Redeemable Noncontrolling Interest (Details) - Summit Materials, LLC $ in Thousands		6 Months Ended		12 Months Ended
	Mar. 17, 2016 USD ($)	Jul. 02, 2016 USD ($)	Jun. 27, 2015 USD ($)	Jan. 02, 2016 USD ($) installment shares
Redeemable Noncontrolling Interest
Payments of Distributions to Affiliates	$ 2,500	$ 2,873	$ 11,842	$ 46,603
Continental Cement Company, L.L.C. [Member]
Redeemable Noncontrolling Interest
Aggregate consideration for acquiring noncontrolling interests				64,100
Cash consideration				$ 35,000
Continental Cement Company, L.L.C. [Member] | Common Class A [Member]
Redeemable Noncontrolling Interest
Consideration, shares issued | shares				1,029,183
Continental Cement Company, L.L.C. [Member] | Non interest bearing notes payable
Redeemable Noncontrolling Interest
Consideration, Principal amount of note issued				$ 15,000
Number of annual installments | installment				6
Annual installments amount of non-interest bearing notes payable				$ 2,500